Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of due to related parties

	December 31, 2018	December 31, 2017
Advances from Xiangdong Wen (1)	$150,338	$-
Advances from Zhen Fan (2)	53,297	-
Repurchase of common stock on credit from shareholders (3)	36,000	-
	$239,635	$-

(1)	Xiangdong Wen is the chairman and 17.2% shareholder of the Company.
(2)	Zhen Fan is the chief executive officer and 16.2% shareholder of the Company.
(3)	On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid in full in February 2019.